Simpson Thacher & Bartlett LLP
425 LEXINGTON AVENUE NEW YORK, NY 10017-3954 TELEPHONE: +1-212-455-2000 FACSIMILE: +1-212-455-2502
Direct Dial Number +1-212-455-2948	E-mail Address joseph.kaufman@stblaw.com

VIA EDGAR TRANSMISSION

February 8, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-3561

Re:	Avantor, Inc.
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Avantor, Inc. (the “Registrant”), a Delaware corporation, we hereby submit by direct electronic transmission for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-1 (the “Registration Statement”) relating to the Registrant’s proposed offering of its common stock.

The filing fee in the amount of $12,120.00 has been deposited by wire transfer of same-day funds to the Securities and Exchange Commission’s account at U.S. Bank of St. Louis, Missouri on February 7, 2019, as required by Rule 111 of the Securities Act.

Please do not hesitate to contact me at (212) 455-2948 with any questions you may have regarding this filing. Please send any correspondence to Justin M. Miller, Executive Vice President, General Counsel and Secretary of the Registrant (justin.miller@vwr.com) and me (jkaufinan@stblaw.com).

Very truly yours,

/s/ Joseph Kaufman
Joseph Kaufman

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